UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                         OPPENHEIMER MAIN STREET FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.8%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.4%
-------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
Autoliv, Inc.                                                                               22,100     $       1,053,065
-------------------------------------------------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                                                                 2,000                97,360
-------------------------------------------------------------------------------------------------------------------------
Dana Corp.                                                                                   5,400                69,066
-------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. 1                                                                42,000               560,700
                                                                                                       ------------------
                                                                                                               1,780,191
-------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Ford Motor Co.                                                                             335,715             3,803,651
-------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                         9,600               282,144
-------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                       34,000             1,963,840
-------------------------------------------------------------------------------------------------------------------------
Winnebago Industries, Inc.                                                                   8,700               274,920
                                                                                                       ------------------
                                                                                                               6,324,555
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                                                           11,700               508,833
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.6%
Caesars Entertainment, Inc. 1                                                               45,900               908,361
-------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                              14,800               766,788
-------------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                                             9,200               379,960
-------------------------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                                                   18,700               684,420
-------------------------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                                            3,600               223,020
-------------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                    20,400               625,872
-------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                          2,000                44,700
-------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                               10,200               271,932
-------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1                                                                1,500                39,810
-------------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                                      2,800               103,880
-------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group                                                                       19,600             1,381,604
-------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                         45,600             3,048,816
-------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                           224,350             6,986,259
-------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                                                          37,800             2,676,996
-------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                                                                 5,100               149,838
-------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                                 3,400               151,946
-------------------------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                                           40,400             2,087,064
-------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                   23,000             1,380,690
-------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                           63,900             3,310,659
                                                                                                       ------------------
                                                                                                              25,222,615
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
American Greetings Corp., Cl. A                                                             11,000               280,280
-------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                                                       9,300               463,698
-------------------------------------------------------------------------------------------------------------------------
Cavco Industries, Inc. 1                                                                     1,330                32,161
-------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                 3,000               171,810
-------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                           72,800             2,128,672
-------------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                                  2,800                89,600
-------------------------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc.                                                         6,600               143,946
-------------------------------------------------------------------------------------------------------------------------
KB Home                                                                                     11,600             1,362,536
-------------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                                          8,900               504,452
-------------------------------------------------------------------------------------------------------------------------
MDC Holdings, Inc.                                                                           2,400               167,160
-------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                                     24,800               544,112
-------------------------------------------------------------------------------------------------------------------------


1            |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
NVR, Inc. 1                                                                                    500     $         392,500
-------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                            6,900               508,047
-------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                                     8,400               520,968
-------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1                                                           2,800                52,248
-------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                                                        3,500               275,975
-------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc. 1                                                                      9,500               285,760
                                                                                                       ------------------
                                                                                                               7,923,925
-------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
eBay, Inc. 1                                                                                89,200             3,323,592
-------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Action Performance Cos., Inc.                                                               26,500               350,595
-------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                                                                           50,200             1,634,010
-------------------------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                                                  25,800               516,000
-------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                23,400               499,590
-------------------------------------------------------------------------------------------------------------------------
Nautilus, Inc.                                                                              11,300               268,488
-------------------------------------------------------------------------------------------------------------------------
Polaris Industries, Inc.                                                                     4,900               344,127
-------------------------------------------------------------------------------------------------------------------------
SCP Pool Corp.                                                                               1,800                57,348
                                                                                                       ------------------
                                                                                                               3,670,158
-------------------------------------------------------------------------------------------------------------------------
MEDIA--2.5%
Catalina Marketing Corp.                                                                     5,500               142,450
-------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                          56,700             1,954,449
-------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                                                     269,615             9,107,595
-------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A                                                        57,000             1,667,250
-------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                           11,000               869,880
-------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                          4,900               329,525
-------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                                  78,800               817,156
-------------------------------------------------------------------------------------------------------------------------
Liberty Media International, Inc., Cl. A 1                                                   4,000               174,960
-------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                                26,800             2,338,300
-------------------------------------------------------------------------------------------------------------------------
News Corp., Cl. A                                                                           75,100             1,270,692
-------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                         11,000               973,720
-------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc. 1                                                                        566,100             9,935,055
-------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                                        156,446             5,449,014
-------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                      165,600             4,757,688
                                                                                                       ------------------
                                                                                                              39,787,734
-------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Dillard's, Inc., Cl. A                                                                      32,900               885,010
-------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                           57,900             3,684,756
-------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                                         81,100             4,210,712
-------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                             13,400               742,092
-------------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 1                                                                      11,544             1,537,314
-------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                               140,900             7,047,818
                                                                                                       ------------------
                                                                                                              18,107,702
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.2%
Abercrombie & Fitch Co., Cl. A                                                              17,500             1,001,700
-------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc. 1                                                                   4,700               237,115
-------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. 1                                                                         14,700               481,425
-------------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                                             41,800             1,235,190
-------------------------------------------------------------------------------------------------------------------------


2            |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
AutoNation, Inc. 1                                                                          20,500     $         388,270
-------------------------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                                                      24,900               858,801
-------------------------------------------------------------------------------------------------------------------------
bebe stores, inc.                                                                            1,150                39,043
-------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                                                                   41,500             1,516,410
-------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                          74,000             3,996,740
-------------------------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A                                                                    11,400               100,662
-------------------------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                                                                    50,056               418,468
-------------------------------------------------------------------------------------------------------------------------
Borders Group, Inc.                                                                         35,200               937,024
-------------------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                                                       7,700               367,675
-------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                                63,500             1,019,175
-------------------------------------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1                                                        6,800               292,196
-------------------------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                                               2,700                62,505
-------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                            151,900             3,317,496
-------------------------------------------------------------------------------------------------------------------------
Guitar Center, Inc. 1                                                                        3,300               180,939
-------------------------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp. 1                                                             11,200               147,504
-------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                           386,500            14,779,760
-------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                                        97,500             2,369,250
-------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                           81,500             4,652,835
-------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                                                               12,200               514,962
-------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                                       36,500             1,324,950
-------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                        68,100             1,510,458
-------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                                                       43,775             1,224,825
-------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc. 1                                                                2,900               106,749
-------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                                                        5,800               158,398
-------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                        11,400               501,486
-------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                               88,900             2,794,127
-------------------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                                          1,800                57,564
-------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                        60,200             1,482,726
-------------------------------------------------------------------------------------------------------------------------
Too, Inc. 1                                                                                 18,200               448,994
-------------------------------------------------------------------------------------------------------------------------
Toys R Us, Inc. 1                                                                           38,300               986,608
-------------------------------------------------------------------------------------------------------------------------
Zale Corp. 1                                                                                10,600               315,032
                                                                                                       ------------------
                                                                                                              49,827,062
-------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Coach, Inc. 1                                                                               46,700             2,644,621
-------------------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                           29,600             2,465,976
-------------------------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                                                     16,700             1,184,531
-------------------------------------------------------------------------------------------------------------------------
VF Corp.                                                                                    24,300             1,437,102
                                                                                                       ------------------
                                                                                                               7,732,230
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--9.3%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES--2.3%
Anheuser-Busch Cos., Inc.                                                                   89,700             4,250,883
-------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                        325,800            13,576,086
-------------------------------------------------------------------------------------------------------------------------
Molson Coors Brewing Co., Cl. B                                                                300                23,151
-------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                            37,800             1,052,730
-------------------------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                                          3,500                79,310
-------------------------------------------------------------------------------------------------------------------------


3            |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES CONTINUED
PepsiCo, Inc.                                                                              324,750     $      17,221,493
                                                                                                       ------------------
                                                                                                              36,203,653
-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
BJ's Wholesale Club, Inc. 1                                                                 15,100               469,006
-------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                                      60,600             2,677,308
-------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The) 1                                                                          31,800               509,754
-------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp. 1                                                                            54,000               213,840
-------------------------------------------------------------------------------------------------------------------------
Safeway, Inc. 1                                                                              2,200                40,766
-------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                             24,000               800,400
-------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                                 11,700               418,860
-------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                      438,200            21,958,202
-------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                89,900             3,993,358
                                                                                                       ------------------
                                                                                                              31,081,494
-------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
Archer-Daniels-Midland Co.                                                                 117,500             2,888,150
-------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                                          8,500               227,630
-------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                          7,700               208,054
-------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                         51,400             2,526,310
-------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                            18,700               688,908
-------------------------------------------------------------------------------------------------------------------------
Hershey Foods Corp.                                                                         37,800             2,285,388
-------------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                           5,100               158,661
-------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                  4,400               190,388
-------------------------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B                                                                16,800               600,096
-------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                             120,000             2,659,200
-------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                                                     5,300               167,215
                                                                                                       ------------------
                                                                                                              12,600,000
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.7%
Clorox Co. (The)                                                                            16,200             1,020,438
-------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                        4,900               255,633
-------------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                                  13,600               813,280
-------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                        54,900             3,608,577
-------------------------------------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                                                           12,900               290,379
-------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                                 379,000            20,087,000
-------------------------------------------------------------------------------------------------------------------------
Rayovac Corp. 1                                                                             16,200               673,920
                                                                                                       ------------------
                                                                                                              26,749,227
-------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Estee Lauder Cos., Inc. (The), Cl. A                                                           500                22,490
-------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                               239,400            12,084,912
                                                                                                       ------------------
                                                                                                              12,107,402
-------------------------------------------------------------------------------------------------------------------------
TOBACCO--1.7%
Altria Group, Inc.                                                                         353,100            23,089,209
-------------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                                   4,400               145,640
-------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                                     35,900             2,893,181
-------------------------------------------------------------------------------------------------------------------------
UST, Inc.                                                                                   11,000               568,700
                                                                                                       ------------------
                                                                                                              26,696,730


4            |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
ENERGY--11.0%
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Baker Hughes, Inc.                                                                          53,000     $       2,357,970
-------------------------------------------------------------------------------------------------------------------------
Cal Dive International, Inc. 1                                                              16,200               733,860
-------------------------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                                                             18,700               933,130
-------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                             22,000               951,500
-------------------------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                                      3,900               154,791
-------------------------------------------------------------------------------------------------------------------------
Maverick Tube Corp. 1                                                                       15,900               516,909
-------------------------------------------------------------------------------------------------------------------------
Oil States International, Inc. 1                                                             7,300               150,015
-------------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp. 1                                                                   6,300               471,393
-------------------------------------------------------------------------------------------------------------------------
Pride International, Inc. 1                                                                 13,100               325,404
-------------------------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                                          43,000             2,212,780
-------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                                                       9,800               371,126
                                                                                                       ------------------
                                                                                                               9,178,878
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--10.4%
Amerada Hess Corp.                                                                          16,300             1,568,223
-------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                    49,900             3,797,390
-------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                57,900             3,545,217
-------------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A                                                                   3,200               164,640
-------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                  68,400             3,424,788
-------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                             49,900             2,820,309
-------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                     51,900             1,138,686
-------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                        393,900            22,968,309
-------------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co. 1                                                                         2,600               101,400
-------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                             109,221            11,778,393
-------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                         106,600             5,090,150
-------------------------------------------------------------------------------------------------------------------------
Energy Partners Ltd. 1                                                                       9,400               244,118
-------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                         49,500             2,412,630
-------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                        1,192,216            71,056,074
-------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp. 1                                                                          19,500               789,750
-------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                                          13,400               485,884
-------------------------------------------------------------------------------------------------------------------------
General Maritime Corp. 1                                                                     4,700               227,668
-------------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                                  4,400               163,988
-------------------------------------------------------------------------------------------------------------------------
Houston Exploration Co. 1                                                                    4,800               273,360
-------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                                            39,500             3,094,035
-------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                         11,200               847,840
-------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                          38,700             1,815,804
-------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                             8,200               809,586
-------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co. 1                                                                   3,900               289,614
-------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                                          10,300               700,606
-------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                  63,700             4,533,529
-------------------------------------------------------------------------------------------------------------------------
OMI Corp.                                                                                    8,200               157,030
-------------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd. 1                                                                 155,200             3,976,559
-------------------------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                                                       6,900               276,000
-------------------------------------------------------------------------------------------------------------------------
Petroleum Development Corp. 1                                                                4,000               150,760
-------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co. 1                                                       23,200               809,680
-------------------------------------------------------------------------------------------------------------------------
Premcor, Inc.                                                                                3,000               179,040
-------------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                                              1,200                60,060
-------------------------------------------------------------------------------------------------------------------------


5            |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Sunoco, Inc.                                                                                15,600     $       1,614,912
-------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                       89,200             3,052,491
-------------------------------------------------------------------------------------------------------------------------
Tesoro Corp. 1                                                                              26,500               981,030
-------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                72,600             4,478,694
-------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                         29,600             2,168,792
-------------------------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                                                      3,600               113,256
-------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp. 1                                                                    5,000               203,900
-------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                  104,700             1,969,407
-------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                             3,867               126,981
                                                                                                       ------------------
                                                                                                             164,460,583
-------------------------------------------------------------------------------------------------------------------------
FINANCIALS--20.7%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
Bank of New York Co., Inc. (The)                                                           143,600             4,171,580
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--7.6%
Associated Banc-Corp.                                                                        3,400               106,182
-------------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                                     20,350               514,855
-------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                      730,702            32,223,958
-------------------------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                                  56,700             2,215,836
-------------------------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                              30,000             1,652,400
-------------------------------------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                                                    15,300               694,620
-------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                                         34,000             1,461,320
-------------------------------------------------------------------------------------------------------------------------
First BanCorp                                                                                  800                33,800
-------------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                                 33,600             2,032,800
-------------------------------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                                       19,100               611,391
-------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.                                                                  7,600               181,640
-------------------------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                                                             13,600               462,400
-------------------------------------------------------------------------------------------------------------------------
KeyCorp                                                                                    109,500             3,553,275
-------------------------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                                              17,100             1,745,226
-------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                         93,300             3,125,550
-------------------------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                                             71,500             1,983,410
-------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                          47,700             2,455,596
-------------------------------------------------------------------------------------------------------------------------
R&G Financial Corp., Cl. B                                                                   1,400                43,638
-------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                                     58,105             1,882,602
-------------------------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares 1                                                                  3,600               158,616
-------------------------------------------------------------------------------------------------------------------------
Sterling Financial Corp.                                                                     1,100                39,270
-------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                        56,900             4,100,783
-------------------------------------------------------------------------------------------------------------------------
Toronto-Dominion Bank (The)                                                                  8,087               334,397
-------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                               484,870            13,973,953
-------------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                           34,300             2,100,875
-------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                             364,600            18,561,786
-------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                    119,600             4,724,200
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                          287,900            17,216,420
-------------------------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                                8,600               593,572
                                                                                                       ------------------
                                                                                                             118,784,371
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.8%
Affiliated Managers Group, Inc. 1                                                           12,350               766,071
-------------------------------------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                                            15,400               483,714
-------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                       118,600             6,092,482
-------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                                         27,600               646,944
-------------------------------------------------------------------------------------------------------------------------


6            |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Bear Stearns Cos., Inc. (The)                                                               36,100     $       3,606,390
-------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                 35,900             2,684,243
-------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                             25,200               957,600
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                            882,288            39,650,023
-------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                                   58,700               704,400
-------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                    35,200             2,416,480
-------------------------------------------------------------------------------------------------------------------------
GATX Corp.                                                                                   4,700               155,993
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                              8,400               923,916
-------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                           1,700                83,147
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                       563,944            19,512,462
-------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                            11,050               863,447
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                              58,900             5,546,024
-------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                 172,300             4,229,965
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                  226,100            12,797,260
-------------------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                               15,800             1,277,588
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                             214,500            12,280,125
-------------------------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                                       82,500             3,175,425
-------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                                     138,400             1,454,584
-------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                   57,600             2,870,784
                                                                                                       ------------------
                                                                                                             123,179,067
-------------------------------------------------------------------------------------------------------------------------
INSURANCE--3.7%
ACE Ltd.                                                                                    32,000             1,320,640
-------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                 34,100             1,270,566
-------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                             129,200             6,984,552
-------------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                                  4,900               366,275
-------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                              11,700               360,360
-------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                         392,040            21,722,936
-------------------------------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                                            10,100               477,225
-------------------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                                 400                13,480
-------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                 42,000             3,329,340
-------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                                   8,670               378,099
-------------------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                           27,559               907,793
-------------------------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                                  17,300               569,862
-------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                               60,600             4,154,736
-------------------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                                            7,900               395,237
-------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                      21,300               961,482
-------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                 45,000             3,309,300
-------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                 28,200               857,844
-------------------------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                                   6,300               329,364
-------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                               85,200             3,331,320
-------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                                   4,300               154,370
-------------------------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                                            13,800               321,402
-------------------------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                                      4,800               310,080
-------------------------------------------------------------------------------------------------------------------------
Progressive Corp.                                                                           23,000             2,110,480
-------------------------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                                        4,700               184,710
-------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                  11,300               648,620
-------------------------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                                          12,600               536,508
-------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                23,100             1,125,201
-------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                         18,000               661,140
-------------------------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                               5,700               483,246
-------------------------------------------------------------------------------------------------------------------------


7            |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
UICI                                                                                         4,400     $         106,700
-------------------------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1                                                         1,000                17,300
-------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                                         16,500               280,830
                                                                                                       ------------------
                                                                                                              57,980,998
-------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
Countrywide Financial Corp.                                                                136,398             4,427,479
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                 165,300             9,000,585
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                112,200             7,091,040
-------------------------------------------------------------------------------------------------------------------------
Fremont General Corp.                                                                       17,300               380,427
-------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                        4,300               265,181
                                                                                                       ------------------
                                                                                                              21,164,712
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--12.6%
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.0%
Amgen, Inc. 1                                                                              115,900             6,746,539
-------------------------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                                      33,900               669,186
-------------------------------------------------------------------------------------------------------------------------
United Therapeutics Corp. 1                                                                    600                27,417
-------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                      188,600             7,955,148
                                                                                                       ------------------
                                                                                                              15,398,290
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
Baxter International, Inc.                                                                  34,000             1,155,320
-------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                     63,400             3,703,828
-------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                                   29,200               855,268
-------------------------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc. 1                                                                4,000               235,720
-------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                               17,500             1,293,250
-------------------------------------------------------------------------------------------------------------------------
Haemonetics Corp. 1                                                                          3,800               160,208
-------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                            162,400             8,274,280
-------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                           24,300               501,309
-------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                                     27,900               705,591
-------------------------------------------------------------------------------------------------------------------------
VISX, Inc. 1                                                                                 9,800               229,712
                                                                                                       ------------------
                                                                                                              17,114,486
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.1%
Advisory Board Co. (The) 1                                                                     700                30,590
-------------------------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                                                 67,300             5,044,135
-------------------------------------------------------------------------------------------------------------------------
American Healthways, Inc. 1                                                                  5,800               191,516
-------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                      4,100               234,889
-------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1                                                              10,000               321,000
-------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1                                                                  7,200                89,136
-------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                                                         20,200               803,556
-------------------------------------------------------------------------------------------------------------------------
Cerner Corp. 1                                                                               5,700               299,307
-------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                 37,600             3,357,680
-------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                                20,150             1,373,021
-------------------------------------------------------------------------------------------------------------------------
eResearch Technology, Inc. 1                                                                 7,400                87,172
-------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                                      4,200               366,198
-------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                   49,400             2,646,358
-------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                              36,400             1,162,616
-------------------------------------------------------------------------------------------------------------------------


8            |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Kindred Healthcare, Inc. 1                                                                   5,600     $         196,560
-------------------------------------------------------------------------------------------------------------------------
LCA-Vision, Inc.                                                                             9,100               303,030
-------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                                     6,900               305,187
-------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                              55,700             2,102,675
-------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                                              81,081             4,019,185
-------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                                                            1,200                68,304
-------------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                                             10,600               727,054
-------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                                     24,800             2,607,224
-------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                                              11,400               727,776
-------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                                                                      4,800               240,480
-------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                   142,724            13,613,015
-------------------------------------------------------------------------------------------------------------------------
WellChoice, Inc. 1                                                                          11,200               597,072
-------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                                           57,000             7,144,950
                                                                                                       ------------------
                                                                                                              48,659,686
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--7.4%
Abbott Laboratories                                                                        249,000            11,608,380
-------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                              17,500             1,215,725
-------------------------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                                                        6,400                78,848
-------------------------------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                                                4,000                90,680
-------------------------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                                                                21,100             1,030,313
-------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                   175,500             4,468,230
-------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                             51,700             2,693,570
-------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                                       18,800               423,940
-------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                                                 41,300             1,526,035
-------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                          555,806            37,327,931
-------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                          532,400            17,233,788
-------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                             1,491,500            39,181,705
                                                                                                       ------------------
                                                                                                             116,879,145
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--10.9%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.3%
Boeing Co.                                                                                 107,500             6,284,450
-------------------------------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.                                                               600                32,112
-------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                      14,400             1,541,520
-------------------------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                                               8,000               306,320
-------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                               48,100             1,789,801
-------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                                            2,700               191,754
-------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                       78,700             4,805,422
-------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                      81,500             4,399,370
-------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                    8,100               623,781
-------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                60,000             2,322,000
-------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                                      13,400               637,706
-------------------------------------------------------------------------------------------------------------------------
United Defense Industries, Inc.                                                              8,100               594,702
-------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                  120,400            12,239,864
                                                                                                       ------------------
                                                                                                              35,768,802
-------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
EGL, Inc. 1                                                                                 10,700               243,960
-------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                 57,000             5,355,150
-------------------------------------------------------------------------------------------------------------------------


9            |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS CONTINUED
United Parcel Service, Inc., Cl. B                                                          57,700     $       4,197,098
                                                                                                       ------------------
                                                                                                               9,796,208
-------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
Alaska Air Group, Inc. 1                                                                     9,100               267,904
-------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1                                                          2,600                31,304
                                                                                                       ------------------
                                                                                                                 299,208
-------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
American Standard Cos., Inc.                                                                28,800             1,338,624
-------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                 89,200             3,092,564
-------------------------------------------------------------------------------------------------------------------------
USG Corp. 1                                                                                 20,400               676,464
                                                                                                       ------------------
                                                                                                               5,107,652
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Brink's Co. (The)                                                                            4,500               155,700
-------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                                2,900                59,566
-------------------------------------------------------------------------------------------------------------------------
Copart, Inc. 1                                                                               5,400               127,224
-------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                1,600               102,320
-------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                                     4,600               282,670
-------------------------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                               19,600               601,524
-------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                                                             7,600               368,600
-------------------------------------------------------------------------------------------------------------------------
Korn-Ferry International 1                                                                   5,700               108,471
-------------------------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                                                  5,680               124,222
-------------------------------------------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                                                           4,500               203,040
-------------------------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                                     15,900               532,332
-------------------------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1                                                                   300                 6,279
-------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                             19,000               512,240
-------------------------------------------------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 1                                                           13,000               220,480
-------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                      45,000             1,298,250
                                                                                                       ------------------
                                                                                                               4,702,918
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
Shaw Group, Inc. (The) 1                                                                    20,600               449,080
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Cooper Industries Ltd., Cl. A                                                                6,300               450,576
-------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                        54,800             3,558,164
-------------------------------------------------------------------------------------------------------------------------
Molex, Inc., Cl. A                                                                          20,750               489,700
-------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                   47,500             2,690,400
-------------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                                       8,000               258,400
                                                                                                       ------------------
                                                                                                               7,447,240
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.0%
3M Co.                                                                                     182,700            15,655,563
-------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                     1,655,900            59,711,754
-------------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                               39,600             2,954,952
                                                                                                       ------------------
                                                                                                              78,322,269
-------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.1%
Actuant Corp., Cl. A 1                                                                       4,100               184,172
-------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                           54,300             4,965,192
-------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                               11,400               801,990
-------------------------------------------------------------------------------------------------------------------------


10           |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
Deere & Co.                                                                                 16,200     $       1,087,506
-------------------------------------------------------------------------------------------------------------------------
Harsco Corp.                                                                                 2,600               154,986
-------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                   26,100             2,336,733
-------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                                                   26,600             2,118,690
-------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                                             5,700               199,842
-------------------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                                    10,900               306,835
-------------------------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                              15,200               553,280
-------------------------------------------------------------------------------------------------------------------------
Paccar, Inc.                                                                                36,850             2,667,572
-------------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                   2,100                56,952
-------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                   17,000               735,760
-------------------------------------------------------------------------------------------------------------------------
Terex Corp. 1                                                                               11,200               484,960
-------------------------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                              12,200             1,079,700
-------------------------------------------------------------------------------------------------------------------------
Wabash National Corp. 1                                                                      3,000                73,200
                                                                                                       ------------------
                                                                                                              17,807,370
-------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.7%
Arkansas Best Corp.                                                                          5,600               211,568
-------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                          61,000             3,289,730
-------------------------------------------------------------------------------------------------------------------------
CNF Transportation, Inc.                                                                    13,200               617,628
-------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                                   21,000               874,650
-------------------------------------------------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                                                         9,000               393,930
-------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                      98,600             3,653,130
-------------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                         10,400               433,680
-------------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                                            23,400               518,076
-------------------------------------------------------------------------------------------------------------------------
Yellow Roadway Corp. 1                                                                       5,400               316,116
                                                                                                       ------------------
                                                                                                              10,308,508
-------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
W.W. Grainger, Inc.                                                                         11,000               684,970
-------------------------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1                                                                  2,400                67,200
                                                                                                       ------------------
                                                                                                                 752,170
-------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.3%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.0%
3Com Corp. 1                                                                                74,600               265,576
-------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                                17,900               315,756
-------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                                      68,700               406,704
-------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                                      951,300            17,018,757
-------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc. 1                                                                  6,000               151,320
-------------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                                             17,800               198,114
-------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                             344,000             5,149,680
-------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                             233,900             8,572,435
                                                                                                       ------------------
                                                                                                              32,078,342
-------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.4%
Apple Computer, Inc. 1                                                                      92,200             3,841,974
-------------------------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                               531,700            20,427,914
-------------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                                287,300             3,539,536
-------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                        418,900             9,190,666
-------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                      296,900            27,130,722
-------------------------------------------------------------------------------------------------------------------------


11           |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
Maxtor Corp. 1                                                                              54,200     $         288,344
-------------------------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                                 40,100             1,352,974
-------------------------------------------------------------------------------------------------------------------------
PalmOne, Inc. 1                                                                             13,500               342,630
-------------------------------------------------------------------------------------------------------------------------
Storage Technology Corp. 1                                                                  30,600               942,480
-------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                                    75,500               305,020
-------------------------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                                     72,100               919,275
                                                                                                       ------------------
                                                                                                              68,281,535
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Agilent Technologies, Inc. 1                                                                24,700               548,340
-------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A 1                                                                     31,600             1,170,464
-------------------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                                                 43,600               726,812
-------------------------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                                           10,600               392,836
                                                                                                       ------------------
                                                                                                               2,838,452
-------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
EarthLink, Inc. 1                                                                           71,100               639,900
-------------------------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                                                           22,700               415,410
-------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                                             6,900               236,739
-------------------------------------------------------------------------------------------------------------------------
United Online, Inc. 1                                                                       40,100               419,847
-------------------------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1                                                                          23,200               246,152
-------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                                             4,000               114,800
-------------------------------------------------------------------------------------------------------------------------
WebEx Communications, Inc. 1                                                                 3,400                73,406
-------------------------------------------------------------------------------------------------------------------------
Websense, Inc. 1                                                                             9,400               505,720
-------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                              75,300             2,552,670
                                                                                                       ------------------
                                                                                                               5,204,644
-------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.4%
Acxiom Corp.                                                                                14,900               311,857
-------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                             35,700             1,604,715
-------------------------------------------------------------------------------------------------------------------------
CheckFree Corp. 1                                                                           12,200               497,272
-------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                                    8,800               403,480
-------------------------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                            7,200               107,496
-------------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                                            1,300                21,177
-------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                               61,300             1,267,071
-------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                            41,700             1,639,227
-------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                                        24,800               542,624
                                                                                                       ------------------
                                                                                                               6,394,919
-------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.0%
Analog Devices, Inc.                                                                         6,900               249,366
-------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc. 1                                                                  179,900             2,923,375
-------------------------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                                              165,600               488,520
-------------------------------------------------------------------------------------------------------------------------
ATMI, Inc. 1                                                                                 7,600               190,304
-------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp. 1                                                                7,800                98,280
-------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. A 1                                                      43,700               740,715
-------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1                                                      28,343               488,917
-------------------------------------------------------------------------------------------------------------------------


12           |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Integrated Device Technology, Inc. 1                                                        33,000     $         396,990
-------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                              1,311,000            30,454,530
-------------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                                       16,000               277,120
-------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp. 1                                                                          27,800             1,279,078
-------------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                                         3,000                86,580
-------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                     30,200             1,156,962
-------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                                           50,400               281,736
-------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                              5,800               237,046
-------------------------------------------------------------------------------------------------------------------------
Micrel, Inc. 1                                                                              15,100               139,222
-------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                 7,200               148,392
-------------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1                                                             38,400               581,760
-------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                    244,700             6,237,403
-------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                                           11,100               421,911
                                                                                                       ------------------
                                                                                                              46,878,207
-------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.0%
Activision, Inc. 1                                                                          11,900               176,120
-------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                                         29,300             1,968,081
-------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                               9,800               291,648
-------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                                            400                 3,188
-------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                        15,600               234,000
-------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                     16,950               459,345
-------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                                     15,700               812,946
-------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                                   9,300               410,223
-------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                              24,100               543,696
-------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                       1,600                58,736
-------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          1,692,200            40,900,474
-------------------------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                                           1,030,200            12,856,896
-------------------------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                                              48,800               900,848
-------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                            52,400               948,440
-------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                       18,500               723,350
-------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp. 1                                                                    39,800               924,156
                                                                                                       ------------------
                                                                                                              62,212,147
-------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.7%
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.4%
Agrium, Inc.                                                                                17,200               313,900
-------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                              10,500               664,545
-------------------------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                                  1,200                40,116
-------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                           193,100             9,626,035
-------------------------------------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                                               265,700            13,614,468
-------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                        23,300             1,374,700
-------------------------------------------------------------------------------------------------------------------------
FMC Corp. 1                                                                                  5,700               304,665
-------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                                           9,100               418,418
-------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                69,900             4,508,550
-------------------------------------------------------------------------------------------------------------------------
Mosaic Co. (The) 1                                                                          12,200               208,132
-------------------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp.                                                                         2,900               124,555
-------------------------------------------------------------------------------------------------------------------------


13           |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
OM Group, Inc. 1                                                                             9,600     $         292,032
-------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                        36,700             2,624,784
-------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                               24,900             1,191,714
-------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                             44,500             2,136,000
-------------------------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1                                                                          22,600               192,552
                                                                                                       ------------------
                                                                                                              37,635,166
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc.                                                                        2,200               178,068
-------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                                 7,543               594,388
-------------------------------------------------------------------------------------------------------------------------
Lafarge North America, Inc.                                                                  2,000               116,900
-------------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                                              4,600               257,232
-------------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                                       5,800               311,750
                                                                                                       ------------------
                                                                                                               1,458,338
-------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Ball Corp.                                                                                  13,600               564,128
-------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                                                      31,000               482,360
-------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                                                      49,600             1,246,944
-------------------------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                                               7,600               177,460
-------------------------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                                          7,300               529,615
                                                                                                       ------------------
                                                                                                               3,000,507
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
Alcoa, Inc.                                                                                 62,700             1,905,453
-------------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                  11,500               683,215
-------------------------------------------------------------------------------------------------------------------------
Massey Energy Co.                                                                            8,400               336,336
-------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                 49,400             2,843,464
-------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 1                                                                  11,300               259,900
-------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                          33,100             3,367,263
-------------------------------------------------------------------------------------------------------------------------
Quanex Corp.                                                                                 6,400               341,248
-------------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                                6,000               240,060
-------------------------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                                                             7,400               249,602
-------------------------------------------------------------------------------------------------------------------------
Southern Peru Copper Corp.                                                                  13,400               743,164
-------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                    9,900               503,415
-------------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                                                21,200               408,736
                                                                                                       ------------------
                                                                                                              11,881,856
-------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Georgia-Pacific Corp.                                                                       32,500             1,153,425
-------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                     23,300               857,207
-------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                     35,900               902,526
-------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                                          29,400               935,508
-------------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc.                                                                              36                 1,210
-------------------------------------------------------------------------------------------------------------------------
Potlatch Corp.                                                                              10,100               475,407
                                                                                                       ------------------
                                                                                                               4,325,283
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.7%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.0%
Alltel Corp.                                                                                46,700             2,561,495
-------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                            221,100             5,812,719
-------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                            32,400             1,064,016
-------------------------------------------------------------------------------------------------------------------------


14           |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Citizens Communications Co.                                                                 16,300     $         210,922
-------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp. 1                                                          21,700               348,502
-------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                   612,400            14,507,756
-------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                47,900             1,089,725
-------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                               594,256            21,096,088
                                                                                                       ------------------
                                                                                                              46,691,223
-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
AT&T Corp.                                                                                 112,200             2,103,750
-------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A 1                                                       294,900             8,381,058
-------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc. 1                                                                          2,400               139,128
-------------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                               7,500               612,000
                                                                                                       ------------------
                                                                                                              11,235,936
-------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.2%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.1%
Ameren Corp.                                                                                19,900               975,299
-------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                           59,300             2,019,758
-------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                                          25,800               336,432
-------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                            10,600               548,020
-------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                    18,800             1,399,284
-------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                          153,400             4,296,734
-------------------------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                                  78,100             2,711,632
-------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                               29,900             2,112,734
-------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                85,500             3,923,595
-------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                           13,600               570,520
-------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                             57,600             2,312,640
-------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1                                                                           2,400                81,960
-------------------------------------------------------------------------------------------------------------------------
NSTAR, Inc.                                                                                    700                38,010
-------------------------------------------------------------------------------------------------------------------------
PG&E Corp. 1                                                                                90,500             3,086,050
-------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                   14,600               788,254
-------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc. 1,2                                                                   32,000                 4,160
-------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                                        7,000               293,650
-------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                       38,500             2,094,015
-------------------------------------------------------------------------------------------------------------------------
Southern Co.                                                                                50,200             1,597,866
-------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                   48,600             3,870,018
                                                                                                       ------------------
                                                                                                              33,060,631
-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
Atmos Energy Corp.                                                                          16,300               440,100
-------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                               12,900               513,936
                                                                                                       ------------------
                                                                                                                 954,036
-------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Dynegy, Inc. 1                                                                              27,100               105,961
                                                                                                       ------------------
Total Common Stocks (Cost $1,372,471,621)                                                                  1,551,617,507

-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization Preferred Shares 1,2 (Cost $0)                         6,000                     7


15           |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                             UNITS                 VALUE
-------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1                                                      31,900     $           3,828
-------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1                                              4,837                 3,241
                                                                                                       ------------------
Total Rights, Warrants and Certificates (Cost $0)                                                                  7,069

                                                                                         PRINCIPAL
                                                                                            AMOUNT
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.0%
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.91% in joint repurchase agreement (Principal
Amount/Value $838,272,000, with a maturity value of $838,336,035) with UBS
Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $16,037,225 on 4/1/05, collateralized by Federal National Mortgage Assn., 4.50%--5%,
5/1/19--3/1/34, with a value of $857,182,684  (Cost $16,036,000)                    $   16,036,000            16,036,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $1,388,507,621)                                                   1,567,660,583
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--4.1%
-------------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.1%
Money Market Trust Securities, Series A, 2.885%, 4/15/05 3                               1,000,000             1,000,000
-------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.1%
Allstate Life Insurance Co., 2.88%, 4/1/05 3                                             1,000,000             1,000,000
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.7%
Undivided interest of 4.67% in joint repurchase agreement (Principal
Amount/Value $750,000,000, with a maturity of $750,060,833) with
WAMU Capital Corp., 2.92%, dated 3/31/05, to be repurchased at
$35,00,839 on 4/1/05, collateralized by U.S. Government Agencies,
0.00%-5.618%, 11/1/19-4/1/35, with a value of $765,000,000 3                            35,000,000            35,000,000
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 4.67% in joint repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity value of $500,040,972) with Merrill
Lynch Securities/MLPFS, 2.95%, dated 3/31/05, to be repurchased at $23,333,491 on 4/1/05, collateralized by AA Asset-Backed Securities, 0.00%-7.76%,
6/15/09-1/25/45, with a value of $525,002,014 3                                         23,331,579            23,331,579
                                                                                                       ------------------
                                                                                                              58,331,579
-------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.2%
Bear Stearns, 3.055%, 4/1/05 3                                                           3,500,000             3,500,000
                                                                                                       ------------------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $63,831,579)                                                                                     63,831,579

-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,452,339,200)                                            103.9%        1,631,492,162
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (3.9)          (61,673,155)
                                                                                    -------------------------------------

NET ASSETS                                                                                   100.0%    $   1,569,819,007
                                                                                    =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2005 was $4,167, which represents less than 0.005% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

3. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


16           |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

Federal tax cost of securities                        $ 1,468,931,866
                                                      ===============

Gross unrealized appreciation                         $   196,619,900
Gross unrealized depreciation                             (34,059,604)
                                                      ---------------
Net unrealized appreciation                           $   162,560,296
                                                      ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


17           |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of March 31, 2005, the Fund had no outstanding foreign currency contracts.

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2005, the Fund had no outstanding futures contracts.

ILLIQUID SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


18           |            OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

SECURITIES LENDING. The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of March 31, 2005, the Fund had on loan securities valued at $63,099,880. Collateral of $63,706,555 was received for the loans, of which $63,831,579 was received in cash and subsequently invested in approved instruments.


19           |            OPPENHEIMER MAIN STREET FUND/VA

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Fund/VA


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005